NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	May 01, 2023	Jun. 30, 2023	Jun. 30, 2022
Short-Term Debt [Line Items]
Reverse stock split	one-for-one thousand
Cash and cash equivalents		$ 0	$ 0
Value added tax receivable		$ 2,867	$ 2,342
Common stock, par value		$ 0.001	$ 0.001
Research and development costs		$ 247,919	$ 256,052
Research and development tax credit		129,841	54,977
Interest Payable		$ 44,709	57,822
Beneficial ownership conversion description		Each holder of the notes and warrants has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ abilities to increase such limitation to 9.99% upon 60 days’ notice to the Company), and certain notes may not be converted during the certain specified time period from the date of issuance
Beneficial ownership percentage		4.99%
Intercompany Loans [Member]
Short-Term Debt [Line Items]
Foreign currency transaction, gain		$ 648,000	$ 1,289,000